Other Current Liabilities - Schedule of Other Current Liabilities (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Gift card liability	$ 90,004	$ 88,673	$ 122,221
Co-op advertising fund liability	294,844	298,662	240,226
Advertising fund liability	260,825	265,308	245,039
Other current liabilities	$ 645,673	$ 652,643	$ 607,486